Income Tax - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Taxes Payable [Abstract]
GST taxes payable	$ 21,707	$ 64,166
Income taxes payable	1,395,466	952,977
Totals	$ 1,417,173	$ 1,017,143